Schedule of loss before tax (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Current financial year	$ 5,500
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current financial year		$ 17,104	$ 14,585
Underprovision in previous financial year			65
Amortisation of intangible assets		163,093	44,807
Amortisation of right-of-use assets		500,144	403,019
Depreciation of property, plant and equipment		465,287	455,613
Expenses relating to short-term leases		2,785	49,864
Gain on disposal of other investment			(215)
Property, plant and equipment written off			14,083
Salaries, wages and allowances		1,205,968	1,053,399
Employees Provident Fund		124,239	112,972
Other employees’ benefit		86,687	20,276
Loss before tax		$ 1,416,894	$ 1,186,647